Accounts payable and other (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and other [Abstract]
Trade payables	CAD 391	CAD 464
Payroll-related accruals	287	317
Income and other taxes	254	208
Accrued charges	192	166
Accrued interest	122	95
Personal injury and other claims provisions	51	48
Environmental provisions	51	45	CAD 41
Stock-based compensation liability	39	106
Other postretirement benefits liability	18	17
Other	151	191
Total accounts payable and other	CAD 1,556	CAD 1,657